Cover	6 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Registrant Name	ARCH THERAPEUTICS, INC.
Entity Central Index Key	0001537561
Entity Tax Identification Number	46-0524102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	235 Walnut St., Suite 6
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	(617)
Local Phone Number	431-2313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	235 Walnut St., Suite 6
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	(617)
Local Phone Number	431-2313
Contact Personnel Name	Terrence W. Norchi